Non-underlying items	12 Months Ended
Dec. 31, 2025
Non-underlying items.
Non-underlying items

9.Non-underlying items

The non-underlying items included in the consolidated income statement are as follows:

	For the years ended December 31,
(Euro thousands)	2025	2024	2023*
Net gain on disposals	2,934	9,079	3,641
Impairment loss on a disposal group classified as held for sale	(1,371)	—	—
Government grants	395	69	2,850
Restructuring costs	(21,406)	—	(4,967)
Reversal of / (provision for) dispute-related costs	3,185	1,095	(5,305)
Total non-underlying items	(16,263)	10,243	(3,781)
*	In accordance with IFRS 5, the non-underlying items information for 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

Non-underlying items included the net gains on disposals primarily related to disposal of long-term assets.

Non-underlying items included government grants primarily related to various grants and incentives given by local governments, based on the Group’s operations and developments in those regions.

Non-underlying items included an impairment loss on a disposal group classified as held for sale within continuing operations. The impairment was recognised to write down the carrying amount of the disposal group to its fair value less costs of disposal, in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. The write-down mainly reflects the impact of updated market conditions and valuation assumptions in respect of relevant assets and liabilities (see Note 12).

The non-underlying restructuring costs primarily relate to organizational alignments. These changes aim to optimizing the organizations or processes. These expenses, as a result of the series of decisions, provide the Group with a lower cost base in addition to a stronger focus on the Group’s core activities, quicker decision-making and improvements to efficiency, service and quality.

The non-underlying cost in respect of disputes primarily related to the claims and legal proceedings the Group was involved in that arise in certain non-operating transactions.